FORM 13F-HR

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                UNITED STATES SECURITIES AND EXCHANGE COMMISSION

                              Washington, DC 20549

                               Form 13F COVER PAGE

             Report for the Calendar Year or Quarter Ended: 06/30/01
            Check here if Amendment [ ]; Amendment Number: __________

                        This Amendment (Check only one.):
                            [ ]    is a restatement.
                            [ ]    adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:  AV Partners V, L.P.

Address: 701 N. Brazos St., Ste. 1400, Austin, Texas  78701

Form 13F-HR  File Number:  28-06267

                      The  institutional  investment  manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Joseph C. Aragona
Title:  General Partner
Phone:  512 485-1900
Signature, Place, and Date of Signing:

/s/Joseph C. Aragona
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[Signature]

Austin, TX
--------------------------------------------------------------------------------
[City, State]

August 6, 2001
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[Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:  None

                              Form 13F Summary Page

                                 Report Summary:

Number of Other Included Managers:                        None
                                                      --------
Form 13F Information Table Entry Total:
                                                             3
                                                      --------
Form 13F Information Table Value Total:
                                                      $111,730
                                                      --------
                                                     (thousands)

List of Other Included Managers:                          None

                                                   FORM 13F INFORMATION TABLE

                                                                                                                 Voting Authority
                             Title of                      Value       Shares/  Sh/ Put/ Invstmt  Other         --------------------
      Name of Issuer         Class       CUSIP           (x$1000)      PrnAmt   Prn Call Dscretn Managers       Sole   Shared   None
---------------------------- --------    ---------      ---------    ---------  --- ---- ----------------       --------------------
Ashford                      Common      044093102            51       242,230  SH         Sole                242,230    0       0
Net P                        Common      64107U101           715       415,736  SH         Sole                415,736    0       0
Silicon Laboratories Inc.    Common      826919102       110,964     5,021,000  SH         Sole              6,371,334    0       0
                                                         -------
                                           Total         111,730



